Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2019
Prospectus Date	rr_ProspectusDate	Apr. 23, 2019
Vulcan Value Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS FUND (THE " FUND " )
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which end on August 31, 2020. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage. The Adviser generally regards small-cap companies to be those less than $5 billion in market capitalization and large-cap companies to be those greater than $5 billion in market capitalization. The Adviser expects that these ranges will change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company's economic value.

This portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund's portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund's estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund's criteria are not available, the Fund may invest the Fund's assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●	Stock Market Risk – The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

●	Medium-Size Company Risk – Medium-sized companies may have more limited product lines, markets and financial resources than larger companies. In addition, mid-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited.

●	Small-Size Company Risk – The Fund may invest in the securities of companies with small market capitalizations. Small-sized companies may have more limited product lines, markets, and financial resources than larger companies. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited. Because the Fund normally invests at least 80% of its net equity assets in securities of smaller companies, these risks may be increased.

●	Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund's NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund's portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

●	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●	Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates.

●	Emerging Markets Risk - To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Managed Portfolio Risk – The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.vulcanvaluepartners.com or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	–	March 31, 2012	14.88%
Worst Quarter	–	June 30, 2010	-12.12%
		The Fund's Investor Class shares year-to-date return as of June 30, 2018 was 5.37%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ( For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The returns shown are for Investor Class shares, which would have substantially similar returns as Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPLX
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1]
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	$ 1,327
Annual Return 2010	rr_AnnualReturn2010	10.89%
Annual Return 2011	rr_AnnualReturn2011	4.01%
Annual Return 2012	rr_AnnualReturn2012	24.38%
Annual Return 2013	rr_AnnualReturn2013	36.31%
Annual Return 2014	rr_AnnualReturn2014	13.74%
Annual Return 2015	rr_AnnualReturn2015	(9.63%)
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	16.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
1 Year	rr_AverageAnnualReturnYear01	16.75%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVILX
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	324
Five Years	rr_ExpenseExampleYear05	578
Ten Years	rr_ExpenseExampleYear10	$ 1,307
Vulcan Value Partners Fund | After Taxes on Distributions | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.20%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Fund | After Taxes on Distributions and Sales | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.78%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Fund | Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	14.04%
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Vulcan Value Partners Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	13.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS SMALL CAP FUND (THE " FUND " )
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which ends on August 31, 2020. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Small Cap Fund seeks to achieve long term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company's economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. As of June 30, 2018 the latest reconstitution date, the median market capitalization of the Russell 2000® Index was approximately $51.89 million, the top of this range was approximately $6.69 billion. The capitalization range of the companies in the Vulcan Value Partners Small Cap Fund will change over time. For purposes of the Fund's 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000 Index during the most recent 12-month period. As of June 30, 2018, this range was approximately $7.69 million to $14.33 billion; however, this capitalization range is expected to change over time.

Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund's portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund's estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. The Fund may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund's criteria are not available, the Fund may invest the Fund's assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●	Stock Market Risk – The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

●	Small-Size Company Risk – The Fund may invest in the securities of companies with small market capitalizations. Small-sized companies may have more limited product lines, markets, and financial resources than larger companies. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited. Because the Fund normally invests at least 80% of its net equity assets in securities of smaller companies, these risks may be increased.

●	Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund's NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund's portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

●	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●	Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates.

●	Emerging Markets Risk – To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Managed Portfolio Risk – The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.vulcanvaluepartners.com or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	–	December 31, 2011	16.42%
Worst Quarter	–	September 30, 2011	-15.63%
		The Fund's Investor Class shares year-to-date return as of June 30, 2018 was (0.82)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ( For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The returns shown are for Investor Class shares, which would have substantially similar returns as Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPSX
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1],[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[1]
One Year	rr_ExpenseExampleYear01	$ 129
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	697
Ten Years	rr_ExpenseExampleYear10	$ 1,532
Annual Return 2010	rr_AnnualReturn2010	28.96%
Annual Return 2011	rr_AnnualReturn2011	1.48%
Annual Return 2012	rr_AnnualReturn2012	25.10%
Annual Return 2013	rr_AnnualReturn2013	39.96%
Annual Return 2014	rr_AnnualReturn2014	2.02%
Annual Return 2015	rr_AnnualReturn2015	(5.42%)
Annual Return 2016	rr_AnnualReturn2016	18.82%
Annual Return 2017	rr_AnnualReturn2017	11.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
1 Year	rr_AverageAnnualReturnYear01	11.46%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.33%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVISX
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	380
Five Years	rr_ExpenseExampleYear05	675
Ten Years	rr_ExpenseExampleYear10	$ 1,512
Vulcan Value Partners Small Cap Fund | After Taxes on Distributions | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.94%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Small Cap Fund | After Taxes on Distributions and Sales | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.88%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.10%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009	[3]
Vulcan Value Partners Small Cap Fund | Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Vulcan Value Partners Small Cap Fund | Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.12%
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009

[1]	The initial share class of the Fund was redesignated as Investor Class shares effective April 23, 2019.
[2]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These agreements (the “Expense Agreements”) are in effect through August 31, 2020. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees or expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2020 without the approval by the Fund’s Board of Trustees.
[3]	The returns shown are for Investor Class shares, which would have substantially similar returns as Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[5]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These agreements (the “Expense Agreements”) are in effect through August 31, 2020. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees or expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2020 without the approval by the Fund’s Board of Trustees.